Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Balances

19 RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group

Tencent Group	Shareholder of the Group

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenue:
Cloud technology services from Tencent Group	35,403	24,915	20,363
Payment processing fees to Tencent Group	10,354	6,898	1,984
Total	45,757	31,813	22,347

The Group had the following balances with the major related parties:

	As of March 31,
	2022	2023
	RMB	RMB
Due from Tencent Group	640	1,260
Due to Tencent Group	(4,694)	(4,196)

All balances with the related parties as of March 31, 2022 and 2023 were unsecured, interest free.

All balances with the related parties as of March 31,2022 and 2023 had no fixed terms for repayment except for the balance due from Tencent Group of RMB618 as of March 31, 2023 resulting from the disposal of Xuanwei (Note 10), which is expected to be received within one year.